SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Note 15. SUBSEQUENT EVENTS

During October 2013 the issued 10,608,667 common shares for a total of $636,520 or $0.06 per share. The company also issued 10,608,667 warrants to acquire common stock at the price of $0.06 per common share.